Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2022			2021			2020
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$(455)	$(148)	$(603)	$(313)	$(63)	$(376)	$441	$67	$508
Total foreign currency translation	(455)	(148)	(603)	(313)	(63)	(376)	441	67	508
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period	(4,292)	1,047	(3,245)	(1,515)	368	(1,147)	1,573	(371)	1,202
Reclassification adjustment (b)	443	(105)	338	(5)	1	(4)	(33)	8	(25)
Net unrealized (loss) gain on assets available-for-sale	(3,849)	942	(2,907)	(1,520)	369	(1,151)	1,540	(363)	1,177
Defined benefit plans:
Net (loss) gain arising during the period	(400)	94	(306)	296	(77)	219	(138)	31	(107)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	68	(12)	56	113	(25)	88	95	(18)	77
Total defined benefit plans	(332)	82	(250)	409	(102)	307	(43)	13	(30)
Unrealized (loss) gain on cash flow hedges:
Unrealized hedge (loss) gain arising during the period	(16)	4	(12)	3	—	3	5	(1)	4
Reclassification of net (gain) loss to net income:
Foreign exchange (“FX”) contracts – staff expense	9	(2)	7	(12)	3	(9)	1	—	1
FX contracts – investment and other revenue	(1)	—	(1)	—	—	—	—	—	—
Total reclassifications to net income	8	(2)	6	(12)	3	(9)	1	—	1
Net unrealized (loss) gain on cash flow hedges	(8)	2	(6)	(9)	3	(6)	6	(1)	5
Total other comprehensive (loss) income	$(4,644)	$878	$(3,766)	$(1,433)	$207	$(1,226)	$1,944	$(284)	$1,660
(a)    Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
(b)    The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains (losses) in investment and other revenue on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as other expense on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
				Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2019 ending balance	$(1,652)	$(1,275)	$(49)	$336	$2	$(2,638)
Impact of adopting ASU 2016-03, Financial Instruments – Credit Losses	—	—	—	(5)	—	(5)
Adjusted balance at Jan. 1, 2020	(1,652)	(1,275)	(49)	331	2	(2,643)
Change in 2020	506	(24)	(6)	1,177	5	1,658
2020 ending balance	(1,146)	(1,299)	(55)	1,508	7	(985)
Change in 2021	(378)	283	24	(1,151)	(6)	(1,228)
2021 ending balance	(1,524)	(1,016)	(31)	357	1	(2,213)
Change in 2022	(590)	(240)	(10)	(2,907)	(6)	(3,753)
2022 ending balance	$(2,114)	$(1,256)	$(41)	$(2,550)	$(5)	$(5,966)